Reportable Segments	12 Months Ended
Dec. 31, 2021
Segment Reconciliation [Abstract]
REPORTABLE SEGMENTS

NOTE 11 - REPORTABLE SEGMENTS

The Company applies ASC 280, “Segment Reporting”. ASC 280 establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance.

As mentioned in Note 1e, the CODM of the Company is the Chief Executive Officer. The CODM assesses the performance of each segment and allocates resources to those segments based on net revenues and operating results and does not evaluate our segments using discrete asset information.

In previous reporting periods (until December 31, 2018), the Company operated in one reportable segment. Following the acquisitions completed during the year ended December 31, 2019 (see Note 1a(3)), management has determined that the Company operates in two reportable segments commencing from the date of acquisitions.

	Year Ended December 31, 2021
	Billing and Related Services	Messaging	Total
	U.S. dollars in thousands

Revenues	$14,355	$11,976	$26,331

Operating income	$4,818	$2,010	$6,828

	Year Ended December 31, 2020
	Billing and Related Services	Messaging	Total
	U.S. dollars in thousands

Revenues	$14,628	$8,746	$23,374

Operating income	$4,412	$1,051	$5,463

	Year Ended December 31, 2019
	Billing and Related Services	Messaging*	Total
	U.S. dollars in thousands

Revenues	$16,547	$6,117	$22,664

Operating income	$4,254	$786	$5,040

*	The results of operations reported for the year ended December 31, 2019, include the results of operations of Messaging commencing the second quarter of 2019 (see Note 1a(3)).